Summary of Significant Accounting Policies - Schedule of Key Financial Information Regarding the Operating Single Segment (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Key Financial Information Regarding the Operating Single Segment [Abstract]
Revenue	$ 15,427,409	$ 6,023,160
-Cost of revenues	(4,327,360)	(3,803,868)
-General and administrative expenses	(7,485,048)	(6,687,675)
-Selling and marketing expenses	(2,043,056)	(1,248,304)
-Research and development expenses	(1,016,492)	(631,432)
-Other expense	(4,709,626)	(1,560,341)
-Other income	500,526	157,871
-Financial income	374,315	595,830
-Financial expense	(4,147,234)	(2,914,505)
Segment Loss Before Income Tax Expense	(7,426,566)	(10,069,264)
Loss Before Income Tax Expense	$ (7,426,566)	$ (10,069,264)